Description of business and significant accounting policies (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating income	$ 3,166	$ 3,302	$ 462
Working Capital	2,499
Advertising costs	$ 10	$ 12	$ 9
Plant and machinery
Useful Life of Assets	10 years
Furniture, fixtures and equipment | Maximum [Member]
Useful Life of Assets	10 years
Furniture, fixtures and equipment | Minimum [Member]
Useful Life of Assets	5 years
Motor vehicles
Useful Life of Assets	5 years